Accounts Payable and Other	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable and Other	Accounts Payable and Other

	As at December 31,
U.S.$ millions	2024	2023
Trade payables	1,098	1,229
Fair value of derivative contracts (Note 22)	219	552
CER variable toll disputes [1] (Note 4)	98	—
Keystone XL contractual recoveries [2] (Note 4)	48	—
MP-14 estimated costs (Note 24)	30	—
Keystone XL termination provision	17	34
Contract liabilities (Note 6)	15	17
Keystone environmental provision (Note 14)	4	93
Income tax payable	—	22
Due to Former Parent	—	104
Other	15	24
	1,544	2,075
1.Relates to variable toll disputes filed with the CER, whereby the CER has implemented interim tolls on the Keystone Pipeline pending resolution of the disputes. These disputes are subject to the terms of indemnity agreements with South Bow's Former Parent and are recorded as a gross asset, with this offsetting payable to its Former Parent.
2.Represents the payable to the Company's Former Parent under the indemnity agreements in relation to Keystone contractual recoveries recorded in current assets.